Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
10.
Income Taxes

Loss before income taxes for each of the
two
years in the period ended
December 31, 2018
was subject to taxation under United States jurisdictions only. The provision for income taxes consists of the following (in thousands):

	2018	2017
Current:
Federal	$(2)	$(2)
State	169	124
Total current income taxes	167	122
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$167	$122

On
December 22, 2017,
legislation commonly known as the Tax Act was signed into law. The Tax Act changes existing U.S. tax law and includes numerous provisions that will affect Avalon, including our income tax accounting, disclosure and tax compliance. The most impactful changes within the Tax Act are those that will reduce the U.S. corporate tax rates, business-related exclusions and deductions and credits. ASC
740,
“Income Taxes
,” requires the effects of changes in tax rates and laws on deferred tax balances to be recognized in the period in which the legislation is enacted. To the extent that a company’s accounting for certain income tax effects of the Tax Act is incomplete but for which they are able to determine a reasonable estimate, the company must record a provisional amount in the financial statements. Consequently, as of the date of enactment, and during the year ended
December 31, 2018,
Avalon valued all deferred tax assets and liabilities at the newly enacted Corporate U.S income tax rate. Avalon has a full valuation allowance on its federal deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at
December 31, 2018
and
2017
are as follows (in thousands):

	2018	2017
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$65	$60
Reserves not deductible until paid	133	187
Net operating loss carryforwards
Federal	1,737	1,794
State	704	556
Federal tax credit	556	476
Other	162	-
Gross deferred tax assets	3,357	3,073
Less valuation allowance	(1,881)	(1,313)
Deferred tax assets net of valuation allowance	$1,476	$1,760

Deferred tax liabilities:
Property and equipment	$(1,438)	$(1,582)
Other	(30)	(170)
Gross deferred tax liabilities	$(1,468)	$(1,752)
Net deferred tax asset	$8	$8

The
$1,468,000
of deferred tax liabilities will reverse in the same period and jurisdiction and is of the same character as the temporary differences giving rise to the
$1,476,000
of deferred tax assets. Avalon has
not
provided a valuation allowance on the amount of deferred tax assets that it estimates will be utilized. If future taxable income is less than the amount that has been assumed in assessing the recoverability of the deferred tax assets, then an increase in the valuation allowance will be required, with a corresponding increase to income tax expense. Likewise, should Avalon ascertain in the future that it is more likely than not
that deferred tax assets will be realized in excess of the net deferred tax assets, all or a portion of the
$1,881,000
valuation allowance as of
December 31, 2018,
would be reversed as a benefit to the provision for income taxes in the period such determination was made.

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to loss before income taxes as a result of the following differences (in thousands):

	2018	2017
Loss before income taxes	$(3,089)	$(694)
Less net loss attributable to non-controlling interest in subsidiary	(2,112)	(509)
Loss before income taxes attributable to
Avalon Holdings Corporation common shareholders	(977)	(185)
Federal statutory rate	21%	35%
Computed Federal provision (benefit) for income taxes	(205)	(65)
State income taxes, net of federal income tax benefits	135	81
Change in valuation allowance	412	(140)
Increase in available federal tax credit	(80)	(78)
Other nondeductible expenses	34	42
Decrease (increase) in net operating loss carryforward:
State	(148)	(19)
Federal	4	(4)
Deferred tax rate change	-	262
Other, net	15	43
Total provision for income taxes	$167	$122

Avalon is subject to income taxes in the U.S. federal and various states jurisdictions. With few exceptions, Avalon is no
longer subject to U.S. federal, state and local income tax examinations by taxing authorities for the years before
2014.
Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively. There were no
accruals for the payment of interest and penalties for
2018
and
2017.

Avalon made net income tax payments of approximately
$109,000
and
$144,000
in
2018
and
2017,
respectively. At
December 31, 2018,
Avalon has taxable loss carryforwards for federal income tax purposes aggregating approximately
$8,230,000
which are available to offset future federal taxable income. These carryforwards expire in
2022
through
2038.
In addition, at
December 31, 2018,
certain subsidiaries of Avalon have net operating loss carryforwards for state purposes of approximately
$8,918,000
which are available to offset future state taxable income. These carryforwards expire at various dates through
2038.
A valuation allowance has been provided because it is more likely than not
that the deferred tax assets relating to certain of the federal and state loss carryforwards will not
be realized.